Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2013
Registrant Name	First Investors Equity Funds
Central Index Key	0000886048
Amendment Flag	false
Document Creation Date	Feb. 21, 2014
Document Effective Date	Feb. 21, 2014
Prospectus Date	Jan. 31, 2014